Segment Information (Tables)	6 Months Ended
Jun. 30, 2017
SEGMENT INFORMATION [Abstract]
Segment summarized financial information

	Drybulk Vessel Operations		Logistics Business		Total
	Three Month	Three Month	Three Month	Three Month	Three Month	Three Month
	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2017	2016	2017	2016	2017	2016
Revenue	$59,237	$46,991	$59,381	$58,742	$118,618	$105,733
Administrative fee revenue from affiliates	5,360	5,463	—	—	5,360	5,463
Interest expense and finance cost, net	(21,270)	(20,869)	(6,295)	(5,829)	(27,565)	(26,698)
Depreciation and amortization	(19,713)	(20,745)	(6,378)	(6,387)	(26,091)	(27,132)
Equity in net (losses)/earnings of affiliated companies	(3,775)	3,424	—	—	(3,775)	3,424
Net (loss)/income attributable to Navios Holdings common stockholders	(40,085)	(31,112)	2,827	4,696	(37,258)	(26,416)
Total assets	2,036,569	2,363,866	659,871	637,829	2,696,440	3,001,695
Goodwill	56,240	56,240	104,096	104,096	160,336	160,336
Capital expenditures	(63)	(80)	(13,015)	(27,577)	(13,078)	(27,657)
Investments in affiliates	189,195	388,772	—	—	189,195	388,772
Cash and cash equivalents	67,309	68,223	62,899	72,306	130,208	140,529
Restricted cash	4,462	2,671	—	—	4,462	2,671
Long-term debt (including current and non-current portion)	$1,205,392	$1,236,709	$440,878	$392,187	$1,646,270	$1,628,896

	Drybulk Vessel Operations		Logistics Business		Total
	Six Month	Six Month	Six Month	Six Month	Six Month	Six Month
	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2017	2016	2017	2016	2017	2016
Revenue	$110,782	$93,259	$103,182	$113,961	$213,964	$207,220
Administrative fee revenue from affiliates	10,658	10,945	—	—	10,658	10,945
Interest expense and finance cost, net	(42,911)	(42,415)	(12,076)	(12,033)	(54,987)	(54,448)
Depreciation and amortization	(39,246)	(33,898)	(12,468)	(13,061)	(51,714)	(46,959)
Equity in net earnings of affiliated companies	1,307	16,376	—	—	1,307	16,376
Net (loss)/income attributable to Navios Holdings common stockholders	(86,885)	(42,199)	908	8,318	(85,977)	(33,881)
Total assets	2,036,569	2,363,866	659,871	637,829	2,696,440	3,001,695
Goodwill	56,240	56,240	104,096	104,096	160,336	160,336
Capital expenditures	(99)	(60,213)	(29,071)	(47,831)	(29,170)	(108,044)
Investments in affiliates	189,195	388,772	—	—	189,195	388,772
Cash and cash equivalents	67,309	68,223	62,899	72,306	130,208	140,529
Restricted cash	4,462	2,671	—	—	4,462	2,671
Long-term debt (including current and non-current portion)	$1,205,392	$1,236,709	$440,878	$392,187	$1,646,270	$1,628,896